SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	6,741,825	4,959,617	5,114,449	5,326,034
Historical Weighted Average Exercise Price	$ 4.10	$ 4.40	$ 3.30	$ 4.30
Weighted Average Remaining Remaining Life (years)	7 years 5 months 23 days
Number Exercisable | shares	3,832,394
Historical Weighted Average Exercise Price	$ 3.68
Exercise Range One [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	7,000
Historical Weighted Average Exercise Price	$ 2.00
Weighted Average Remaining Remaining Life (years)	5 years 7 months 2 days
Number Exercisable | shares	7,000
Historical Weighted Average Exercise Price	$ 2.00
Exercise Range One [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	0.85
Exercise Range One [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 2.00
Exercise Range Two [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	2,197,179
Historical Weighted Average Exercise Price	$ 2.48
Weighted Average Remaining Remaining Life (years)	7 years 14 days
Number Exercisable | shares	1,314,750
Historical Weighted Average Exercise Price	$ 2.36
Exercise Range Two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	2.01
Exercise Range Two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 2.84
Exercise Range Three [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	4,537,646
Historical Weighted Average Exercise Price	$ 4.61
Weighted Average Remaining Remaining Life (years)	7 years 8 months 8 days
Number Exercisable | shares	2,510,644
Historical Weighted Average Exercise Price	$ 4.38
Exercise Range Three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	2.85
Exercise Range Three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 9.15